Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Capital stock [Member]	Contributed surplus [Member]	Options [Member]	Warrants [Member]	Convertible debentures [Member]	Deficit [Member]	Total
Beginning Balance at Mar. 31, 2019	$ 73,361,133	$ 9,001,467	$ 9,184,852	$ 199,117	$ 0	$ (93,726,663)	$ (1,980,094)
Beginning Balance (shares) at Mar. 31, 2019	43,941,536
Loss and comprehensive loss for the year						(4,633,494)	(4,633,494)
Shares issued	$ 25,149,059						25,149,059
Shares issued (shares)	51,503,003
Options exercised	$ 118,350		(47,279)				71,071
Options exercised (shares)	173,000
Options cancelled		29,394	(29,394)
Warrants issued				2,030,058			2,030,058
Warrants exercised	$ 816,482			(284,538)			531,944
Warrants exercised (shares)	1,182,099
Warrant adjustment				85,421			85,421
Share issue costs	$ (1,398,921)						(1,398,921)
Warrant issue costs				(237,890)			(237,890)
Convertible debentures					2,762,927		2,762,927
Stock-based compensation expense			565,642				565,642
Ending Balance at Mar. 31, 2020	$ 98,046,103	9,030,861	9,673,821	1,792,168	2,762,927	(98,360,157)	22,945,723
Ending Balance (shares) at Mar. 31, 2020	96,799,638
Loss and comprehensive loss for the year						(617,492)	(617,492)
Conversion of convertible debentures	$ 9,809,012				(2,762,927)		(7,046,085)
Conversion of convertible debentures (shares)	9,047,601
Options exercised	$ 72,735		(33,635)				39,100
Options exercised (shares)	90,884
Options expired		5,027,793	(5,027,793)
Warrants exercised	$ 6,183,270			(1,196,762)			4,986,508
Warrants exercised (shares)	2,493,254
Share issue costs	$ (4,284)						(4,284)
Warrant issue costs				(785)			(785)
Stock-based compensation expense			1,878,144				1,878,144
Ending Balance at Mar. 31, 2021	$ 114,106,836	$ 14,058,654	$ 6,490,537	$ 594,621	$ 0	$ (98,977,649)	$ 36,272,999
Ending Balance (shares) at Mar. 31, 2021	108,431,377